NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 7 - NOTES PAYABLE

At September 30, 2018 we were indebted under various Notes Payable in the total amount of $3,642,175 including accrued interest. Following is a summary of our outstanding Notes Payable indebtedness as of September 30, 2018:

Summary Description	Amount*
Decathlon LLC - Senior Secured Note, due 9/30/18, interest at 15%	$115,891
Finquest Capital Inc.- Secured Note, due 4/15/18, interest at 15%	65,130
Brajoscal, LLC - Secured Note, due 12/31/18 interest at 15%	40,938
Nottingham Securities Inc., monthly settlement payments	67,742
Greentree Financial Group, Inc., due 4/24/19 – 5/14/19, interest at 8%	308,252
L&H, Inc., due 5/14/19 – 6/26/19, interest at 8%	75,298
Crossover Capital Fund II LLC, due 11/12/18, interest at 12%	105,972
Power Up Lending Group, due 10/12/19 – 10/20/19, interest at 12%	173,071
Ignition Capital LLC, due 11/30/18, interest at 6%	103,833
2 PLUS 2, LLC, due 4/29/19, interest at 8%	25,333
JSJ Investments, Inc., due 4/11/19, interest at 12%	79,290
Crown Bridge Partners, due 5/21/19 – 9/28/19, interest at 10%	122,000
Peak One Opportunity Fund, due 6/5/21, no interest	75,000
LG Capital LLC, due 6/25/19 – 9/12/19, interest at 10%	202,938
Adair Bays LLC, due 6/25/19 – 9/21/19, interest at 10%	202,747
Intellicash GA, LLC, due 11/16/18, interest at 18%	55,647
The Thomas Group, due 5/14/18, interest at 8%	80,800
Notes payable to individual investors, due 12/31/18, interest at 6%	22,172
Note payable to individual investor, monthly settlement payments	43,000
Notes payable to individual investors, due 12/13/18, interest at 12%	291,163
Notes payable to individual investors, due October 2019, interest at 12%	330,875
Note payable to individual investor, due 3/9/19, interest at 12%	78,750
Notes payable to individual investors, due 5/25/19 – 6/21/19, no interest	176,000
Note payable to individual investor, due 1/5/20, interest at 12%	51,500
Notes payable to individual investors, due 3/9/20 – 5/1/20, interest at 12%	159,534
Note payable to individual investors, due 9/20/20, interest at 6%	365,935
Notes payable to two principal officers, due on demand, interest at 6%	223,364
Total	$3,642,175

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* Includes accrued interest

At December 31, 2017 the Company was indebted under various Notes Payable in the total amount of $1,835,160 including accrued interest. Following is a summary of our outstanding Notes Payable indebtedness as of December 31, 2017:

Summary Description of Notes Payable	Amount Owed*
Decathlon LLC - Senior Secured Note, due 9/30/18, interest at 15%	$143,864
Finquest Capital Inc.- Secured Note, due 4/15/18, interest at 15%	43,269
Brajoscal, LLC - Secured Note, due 12/31/18 interest at 15%	38,125
Nottingham Securities Inc., monthly settlement payments	75,941
Note payable to individual investor, due 12/31/18, interest at 12%	123,070
Note payable to individual investor, due 12/31/18, interest at 12%	57,500
Greentree Financial Group, Inc., due 9/9/18, interest at 11%	100,663
L&H, Inc., due 9/9/18, interest at 11%	50,331
Crossover Capital Fund II LLC., due 4/26/2018 and 8/17/18, interest at 12%	177,177
Power Up Lending Group, due 3/18/2019, interest at 12%	63,244
Ignition Capital, LLC, due 11/30/2018, interest at 6%	100,167
JSJ Investments, Inc., due 5/1/2018, interest at 12%	59,850
Note payable to individual investor, due 4/18/18, 7/18/18 and 10/18/18, interest at 12%	178,219
Note payable to individual investor, monthly settlement payments	43,000
Note payable to individual investor, due 12/31/18, interest at 6%	1,726
Notes payable to four individual investors, due October 2019, interest at 12%	308,375
Note payable to two principal officers, due on demand, interest at 6%	270,639
Total accrued interest and notes payable	$1,835,160

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* Includes accrued interest